PAYROLL AND OTHER ACCRUED LIABILITIES	12 Months Ended
Jul. 31, 2014
PAYROLL AND OTHER ACCRUED LIABILITIES [Abstract]
PAYROLL AND OTHER ACCRUED LIABILITIES

7. PAYROLL AND OTHER ACCRUED LIABILITIES:

     Payroll and other accrued liabilities for the fiscal years ended July 31, 2014 and 2013 consist of the following:

	2014	2013
Payroll	$196,933	$190,361
Interest	38,835	39,859
Professional fees	144,623	149,026
Rents received in advance	448,425	497,470
Utilities	20,257	9,007
Brokers commissions	283,123	309,713
Construction costs	207,872	175,639
Other	834,419	722,531
Total	2,174,487	2,093,606
Less current portion	2,174,487	2,033,923
Long term portion	$-	$59,683